EXPENSES RELATING TO EMPLOYEE BENEFITS: (Tables)	12 Months Ended
Dec. 31, 2017
Expenses Relating To Employee Benefits
Schedule of expenses relating to employee benefits
	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands

Payroll and other benefits	2,824	3,343	4,296
Social security	143	173	221
Share-based compensation	381	536	1,203
Post-employment benefits - defined contribution plan	303	369	476
	3,651	4,421	6,196
Average number of employees to which these benefits are related	47	56	63